Document and Entity Information	Jan. 23, 2023
Document And Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0001745317
Document Type	8-K/A
Document Period End Date	Jan. 23, 2023
Entity Registrant Name	VELODYNE LIDAR, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38703
Entity Tax Identification Number	83-1138508
Entity Address, Address Line One	5521 Hellyer Avenue
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95138
City Area Code	(669)
Local Phone Number	275-2251
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Current Report on Form 8-K/A (“Amendment No. 2”) amends the Current Report on Form 8-K filed with the Securities and Exchange Commission (the “SEC”) by Velodyne Lidar, Inc. (the “Company”) on January 24, 2023, as amended by the Current Report on Form 8-K/A filed by the Company on January 27, 2023 (as so amended, the “Amended 8-K”), filed in connection with Michael Dee’s resignation from the board of directors of the Company (the “Board”) on January 23, 2023, effective immediately. This Amendment No. 2 is being filed pursuant to Item 5.02(a)(3)(iii) of Form 8-K in order to file as an exhibit a letter received from Mr. Dee subsequent to the filing of the Amended 8-K. The information contained in this Amendment No. 2 supplements the information contained in Items 5.02, 8.01 and 9.01 of the Amended 8-K. On January 30, 2023, the Company received a letter, dated January 29, 2023, from Mr. Dee (the “January 30 Dee Letter”), a copy of which is attached hereto as Exhibit 17.4 and incorporated herein by reference. The Company disagrees with the many inaccuracies, claims and statements set forth in the January 30 Dee Letter.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, $0.0001 par value
Trading Symbol	VLDR
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each exercisable for three-quarters of one share of common stock
Trading Symbol	VLDRW
Security Exchange Name	NASDAQ